Trade Notes and Accounts Payable - Summary of Trade Notes and Accounts Payable (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Trade And Other Current Payables [Abstract]
Trade notes and accounts payable	$ 15,312	$ 512	$ 20,465